Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 1,588,135	$ 912,574	$ 1,271,824
Prepaid expenses and other current assets	318,466	606,331	426,497
Deferred transaction costs	25,000	116,121	1,005,109
Promissory notes	510,117	502,838
Total current assets	2,441,718	2,137,864	2,703,430
Property and equipment, net	1,755,183	1,755,947	1,968
Capital project costs	5,101,809	3,320,403	100,000
Investment in equity securities	1,507,177	1,496,422	218,556
Other long-term assets	640,918	312,501
Total assets	11,446,805	9,023,137	3,023,954
Current liabilities
Accounts payable	11,929,161	10,264,117	1,256,792
Accrued liabilities and other current liabilities	4,369,734	4,722,687	208,107
Current portion of early exercised shares option liability	1,253	1,814	2,990
Short-term loans	6,330,638	10,008,552	72,967
Total current liabilities	22,630,786	24,997,170	1,540,856
SAFE notes			5,212,200
Warrant liability	752,060	2,451,237
Advance from PIPE investor	550,000	425,000
Earnout liability	4,700	532,700
Other long-term liability	343,000
Early exercised shares option liability	1,421	2,814	5,660
Total liabilities	24,281,967	28,408,921	6,758,716
Commitments and contingencies (Note 3)
Stockholders’ equity (deficit)
Preferred stock, $0.0001 par value, 100,000,000 shares authorized, Nil shares issued and outstanding as at March 31, 2025, and December 31, 2024
Common stock, $0.0001 par value, 700,000,000 shares authorized, 57,650,480 and 47,736,279 shares issued and outstanding as at March 31, 2025, and December 31, 2024, respectively	5,624	4,603	4,023
Additional paid-in capital	43,587,862	33,228,561	54,800
Accumulated deficit	(56,428,648)	(52,618,948)	(3,793,585)
Total stockholders’ deficit	(12,835,162)	(19,385,784)	(3,734,762)
Total liabilities and stockholders’ deficit	11,446,805	9,023,137	3,023,954
Related Party [Member]
Current liabilities
Short-term loans	3,875,000	5,875,000
Nonrelated Party [Member]
Current liabilities
Short-term loans	$ 2,455,638	$ 4,133,552	$ 72,967